Net financial expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of detailed information about net finance expenses
The following table summarizes the Company’s financial income and expenses, included within Net financial expenses:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Interest income and other financial income	€188	€108	€135

Financial expenses:
Interest expense and other financial expenses:	545	178	140
Interest expense on notes	182	97	54
Interest expense on borrowings from bank	77	16	35
Other interest cost and financial expenses	286	65	51
Interest on lease liabilities	56	13	16
Write-down of financial assets	10	16	5
Net interest expense/(income) on employee benefits provisions	169	(8)	2
Total Financial expenses	780	199	163
Net expenses from derivative financial instruments and exchange rate differences	142	3	96
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	922	202	259

Net Financial expenses	€734	€94	€124